CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash flows from operating activities
Profit before tax	£ 3,324	£ 3,633	£ 3,870
Adjustments for:
Change in operating assets	(21,509)	(8,521)	(589)
Change in operating liabilities	14,032	(5,930)	10,162
Non-cash and other items	1,671	3,400	2,222
Net tax paid	(398)	(576)	(861)
Net cash (used in) provided by operating activities	(2,880)	(7,994)	14,804
Cash flows from investing activities
Purchase of financial assets	(5,809)	(6,461)	(3,850)
Proceeds from sale and maturity of financial assets	5,269	1,641	3,657
Purchase of fixed assets	(2,884)	(2,077)	(3,378)
Proceeds from sale of fixed assets	642	493	534
Repayment of capital by joint ventures and associates	0	(9)	9
Acquisition of businesses, net of cash acquired	(63)	(352)	(28)
Net cash used in investing activities	(2,845)	(6,765)	(3,056)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,169)	(592)	(1,059)
Distributions in respect of other equity instruments	(269)	(272)	(255)
Distributions in respect of non-controlling interests	(3)	(71)	(30)
Interest paid on subordinated liabilities	(350)	(279)	(344)
Proceeds from issue of subordinated liabilities	427	671	746
Proceeds from issue of other equity instruments	0	0	1,772
Proceeds from issue of ordinary shares	170	16	70
Share buyback	(923)	(470)	(1,523)
Repayment of subordinated liabilities	0	(583)	(1,162)
Repurchases and redemptions of other equity instruments	(1,324)	0	(135)
Change in stake of non-controlling interests	(2)	0	0
Net cash used in financing activities	(3,443)	(1,580)	(1,920)
Effects of exchange rate changes on cash and cash equivalents	(17)	13	(493)
Change in cash and cash equivalents	(9,185)	(16,326)	9,335
Cash and cash equivalents at beginning of period	88,838	105,164	95,829
Cash and cash equivalents at end of period	£ 79,653	£ 88,838	£ 105,164